DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	$ (307)	$ 75	$ (67)
Derivatives not designated as hedging instruments:
Total	(1,023)	191	598
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	307
Derivatives not designated as hedging instruments:
Total	307
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	(948)	167	764
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ (75)	$ 24	$ (166)